UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, STATED.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2008
                                                   -----------------

Check here if Amendment [   ];               Amendment Number: _____

     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        Ecofin Limited
             ----------------------------------
Address:     15 Buckingham Street
             ----------------------------------
             London WC2N 6DU, United Kingdom
             ----------------------------------

Form 13F File Number:     028-
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Murray
           ------------------------
Title:     Chairman
           ------------------------
Phone:     +44 (0)20 7451 2941
           ------------------------

Signature, Place, and Date of Signing:

           /s/ John Murray     London, United Kingdom     January 30, 2009
           ---------------     ----------------------     ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          0
                                            -----------

Form 13F Information Table Entry Total:     23
                                            -----------

Form 13F Information Table Value Total:     $554,008
                                            -----------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name

------            -------------------------


                                                                                     Invest-
                                Title                                                 ment    Other          Voting Authority
                                 Of                  Value     Shares /  Sh /  Put/  Discre-  Mana-  ------------------------------
Security                        Class     CUSIP    (x$1,000)   Prn Amt   Prn   Call   tion    gers         Sole        Shared  None
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ------------------------------
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ALLEGHENY ENERGY INC           COM      017361106    21,265     628,035  SH          Sole                     628,035
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CHENIERE ENERGY INC            COM      16411Q101     7,802   2,737,525  SH          Sole                   2,737,525
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CMS ENERGY CORP                COM      125896100    39,077   3,865,230  SH          Sole                   3,865,230
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CONSTELLATION ENERGY GROUP     COM      210371100    25,142   1,002,103  SH          Sole                   1,002,103
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
DYNEGY INC-CL A                COM      26817G102    17,431   8,715,788  SH          Sole                   8,715,788
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ENTERGY CORP                   COM      29364G103     2,010      24,190  SH          Sole                      24,190
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ETR 7 5/8  (UN*)               CONVPRF  29364G202     4,967      99,600  SH          Sole                      99,600
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
FPL GROUP INC                  COM      302571104     6,981     138,700  SH          Sole                     138,700
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
GREAT PLAINS ENERGY INC        COM      391164100    15,645     809,389  SH          Sole                     809,389
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
HAWAIIAN ELECTRIC INDS         COM      419870100     1,661      75,000  SH          Sole                      75,000
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ITC HOLDINGS CORP              COM      465685105   102,627   2,349,519  SH          Sole                   2,349,519
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
NORTHEAST UTILITIES            COM      664397106    31,460   1,307,585  SH          Sole                   1,307,585
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
NRG 5 3/4  (UN*)               CONVPRF  629377870    14,192      65,000  SH          Sole                      65,000
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
P G AND E CORP                 COM      69331C108    10,986     283,800  SH          Sole                     283,800
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
PEPCO HOLDINGS INC             COM      713291102    37,489   2,110,891  SH          Sole                   2,110,891
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
PINNACLE WEST CAPITAL          COM      723484101    25,275     786,661  SH          Sole                     786,661
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
PORTLAND GENERAL ELECTRIC CO   COM NEW  736508847    13,070     671,297  SH          Sole                     671,297
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
PPL CORPORATION                COM      69351T106    29,224     952,237  SH          Sole                     952,237
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
PUBLIC SERVICE ENTERPRISE GP   COM      744573106    26,988     925,198  SH          Sole                     925,198
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SOUTHERN CO                    COM      842587107    31,102     840,584  SH          Sole                     840,584
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
WESTAR ENERGY INC              COM      95709T100    31,093   1,516,008  SH          Sole                   1,516,008
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
WILLIAMS COS INC               COM      969457100    29,884   2,063,792  SH          Sole                   2,063,792
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
XCEL ENERGY INC                COM      98389B100    28,637   1,543,762  SH          Sole                   1,543,762
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----